Share-based compensation	6 Months Ended
Jun. 30, 2022
Share-based compensation
Share-based compensation

13. Share-based compensation

The total share-based compensation expense recognized in the statement of comprehensive loss for equity incentive units granted to directors, executives, employees and consultants for the three-month and six-month periods ended June 30, 2022 amounted to CHF 659,259 and CHF 2,099,311, respectively (CHF 336,849 and CHF 522,951 for the three-month and six-month periods ended June 30, 2021).

As of June 30, 2022, 12,518,255 options were outstanding (8,615,885 options as of December 31, 2021). During the six-month period ended June 30, 2022, the Group granted 3,902,370 options with vesting over 4 years and a 10-year exercise period. Of these new options, 3,846,657 were granted at an exercise price of CHF 1.00 on April 12, 2022, 49,713 were granted at an exercise price of CHF 1.04 on April 12, 2022 and 6,000 were granted at an exercise price of CHF 1.00 on May 2, 2022.

On January 4, 2022, the exercise price of 8,294,045 equity incentive units was reduced to CHF 1.00 and the share-based compensation related to the fair value adjustment for the reduction in the exercise price was recognized over the remaining vesting period of the respective equity incentive units or immediately for fully vested units and amounted to CHF 221,271 and CHF 1,450,274 for the three-month and six-month periods ended June 30, 2022, respectively.

As of June 30, 2022 and December 31, 2021, a total of 198,750 equity sharing certificates (ESCs) were outstanding.